Class A Common Stock Subject to Possible Redemption - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - Common Class A [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	380,000,000	380,000,000	380,000,000
Common stock shares subject to possible redemption shares	41,400,000	41,400,000	41,400,000
Common stock including temporary equity outstanding	42,014,000	42,014,000	42,014,000
Common stock, voting rights	one	one	one